Capital disclosures (Details) $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Capital Disclosures [Abstract]
Long-term debt	$ 1,796,207	$ 1,270,330	$ 1,362,192
Current liabilities	563,199	363,306
Current assets	(429,877)	(261,846)
Net debt	$ 1,929,529	$ 1,371,790
Ratio of net debt to fund flows from operations	2.30	2.28